Loss Per Share (Details) - Schedule of diluted earnings per share - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss Per Share (Details) - Schedule of diluted earnings per share [Line Items]
Total fully diluted	5,685,893	966,184
2019 Public Warrants [Member]
Loss Per Share (Details) - Schedule of diluted earnings per share [Line Items]
Total fully diluted	290,690	290,690
2022 Unit Offering – Common Warrants [Member]
Loss Per Share (Details) - Schedule of diluted earnings per share [Line Items]
Total fully diluted	2,173,913
2022 Unit Offering – Underwriter Warrants [Member]
Loss Per Share (Details) - Schedule of diluted earnings per share [Line Items]
Total fully diluted	108,696
Unvested restricted stock units [Member]
Loss Per Share (Details) - Schedule of diluted earnings per share [Line Items]
Total fully diluted	11,086	34,189
Unvested restricted stock awards [Member]
Loss Per Share (Details) - Schedule of diluted earnings per share [Line Items]
Total fully diluted	334	1,620
Shares issuable upon exchange of Exchangeable Shares [Member]
Loss Per Share (Details) - Schedule of diluted earnings per share [Line Items]
Total fully diluted	14,284	15,465
Shares of common stock issuable upon conversion of convertible notes [Member]
Loss Per Share (Details) - Schedule of diluted earnings per share [Line Items]
Total fully diluted	3,086,890	624,220